Current Taxes and Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Effect of Current Taxes Assets and Liabilities By Geographic Area

a.1) Current taxes assets and liabilities by geographical area:

	As of December 31, 2018				As of December 31, 2017
	Chile	USA (*)	Colombia	Totals	Chile	USA (*)	Colombia	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Current tax assets	68,094	2,161	52,874	123,129	202,093	—	36,359	238,452
Current tax liabilities	(528)	—	(663)	(1,191)	(624)	—	—	(624)

Totas, net	67,566	2,161	52,211	121,938	201,469	—	36,359	237,828

Schedule of Effect on Income
a.2) Details of current tax items by geographical area:

	As of December 31, 2018				As of December 31, 2017
	Chile	USA (*)	Colombia	Total	Chile	USA (*)	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Income tax	(81,487)	—	(14,273)	(95,760)	(8,332)	—	(11,357)	(19,689)
					—	—	—	—
Less:					—	—	—	—
Monthly Provisional Payment	21,424	—	1,544	22,968	49,529	—	2,940	52,469
Tax Credit for Training Costs	800	—	—	800	—	—	—	—
Tax Credit Donations	745	—	—	745	831	—	—	831
Other taxes to be recovered (**)	126,084	2,161	64,940	193,185	159,441	—	44,776	204,217

Totals	67,566	2,161	52,211	121,938	201,469	—	36,359	237,828

(*)	Corresponds to the subsidiary located in New York.
(**)

The other taxes to be recovered correspond mainly to monthly provisional payments paid in previous years, credits for training expenses, provisional payments for absorbed utilities with right to return, among others.

Schedule of Effect on Income

The tax expense for the years ended December 31, 2018, 2017 and 2016 is comprised of the following items:

	2018	2017	2016
	MCh$	MCh$	MCh$
Income tax expense
Current tax expense	(95,760)	(19,689)	(19,326)
Deferred taxes
Deferred tax expenses	28,110	74,611	23,105

Subtotals	(67,650)	54,922	3,779

Others	591	(2,051)	(211)

Net expense for income taxes	(67,059)	52,871	3,568

Schedule of Effective Tax Rate Reconciliation

The nominal tax rates of the countries where consolidated subsidiaries are located are:

	2018	2017	2016
	Tax rates	Tax rates	Tax rates
Chile	27.0%	25.5%	24.0%
Colombia	37.0%	40.0%	40.0%
USA	21.0%	35.0%	35.0%

	For the years ended December 31,
	2018		2017		2016
	Tax rate	Amount	Tax rate	Amount	Tax rate	Amount
	%	MCh$	%	MCh$	%	MCh$
Amount calculated by using the statutory rates	27.00	(63,157)	25.50	(2,538)	24.00	(2,617)
Exchange differences due to investments in Colombia	13.47	(31,499)	(204.84)	20,390	(1.06)	116
Equity price level restatement for tax purposes	(9.49)	22,188	(141.93)	14,128	(129.59)	14,132
Local tax for USA and Panama income	0.02	(54)	(98.46)	9,801	57.55	(6,276)
Effect of rate change Chile	—	—	(51.68)	5,144	(36.27)	3,955
Tax Reform USA 35%-21%	—	—	95.21	(9,477)	—	—
Effect of rate change Colombia	(0.01)	20	47.07	(4,685)	(21.57)	2,352
Effect of rates New York subsidiary (**)	(0.18)	433	14.65	(1,458)	(20.52)	2,238
Effect of rates Colombia subsidiary (**)	0.50	(1,173)	(54.55)	5,430	(34.06)	3,714
Penalty fee SBIF	0.69	(1,616)	—	—	—	—
Permanent and other differences (*)	(3.33)	7,799	(162.11)	16,136	128.80	(14,046)

Totals	28.67	(67,059)	(531.14)	52,871	(32.72)	3,568

(*)

Other includes, mainly, a) benefits derived from the tax effect of goodwill from business combinations in Colombia made by Corpbanca prior to the acquisition of Itaú, amounting to MCh$ 11,276 in 2018, MCh$20,568 in 2017, and MCh$14,276 in 2016 and b) the 2016 period includes effects of wealth tax in Colombia and one-time effects derived from the business combination between Itaú and Corpbanca.

(**)	This line reflects the differences in tax rates in other jurisdictions, based on the Bank’s consolidated results.

Schedule of "OCI" that may be Reclassified Subsequent to Profit or Loss

The table below sets for a summary of the deferred tax effect on other comprehensive income for the years ended December 31, 2018, 2017 and 2016, which consists of the following items:

d.1 Tax effect of “OCI” that may be reclassified subsequently to profit or loss:

	2018	2017	2016
	MCh$	MCh$	MCh$
Financial instruments at fair value through other comprehensive income	(2,172)	—	—
Available for sale investments	—	(3,333)	(4,025)
Hedge of a net investment in foreign operations	10,565	(14,211)	(2,685)
Cash flow hedge	(1,669)	44	1,345

Total charge to other comprehensive income	6,724	(17,500)	(5,365)

d.2 “OCI” that may not be reclassified subsequently to profit or loss:

	2018	2017	2016
	MCh$	MCh$	MCh$
Income tax relating to defined benefit obligation	(44)	(6)	1,090

Total charge to other comprehensive income	(44)	(6)	1,090

Summary of Effect for Deferred Taxes Presented Assets and Liabilities

Detail of effects for deferred taxes presented in assets and liabilities is as follows:

	As of December 31, 2018			As of December 31, 2017
	Assets (*)	Liabilities (*)	Net	Assets (*)	Liabilities (*)	Net
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Allowances for loan losses	124,408	—	124,408	105,479	17,621	123,100
Accrued interest on past due portfolio	7,377	—	7,377	6,970	—	6,970
Unearned price differences	288	—	288	220	—	220
Personnel provisions	18,220	(155)	18,065	7,891	4,659	12,550
Miscellaneous provisions	51,033	—	51,033	29,803	4,225	34,028
Tax losses	62,685	—	62,685	25,753	46,166	71,919
Net tax value of amortizable assets	14,739	—	14,739	20,683	—	20,683
Depreciation of property, plant and equipment	(42,581)	—	(42,581)	(34,169)	(11,687)	(45,856)
Lease division and others	19,261	—	19,261	25,392	4,175	29,567
Mark to market of financial instruments	(26,821)	138	(26,683)	(12,259)	(26,730)	(38,989)
Itaú-Corpbanca business combination	(61,521)	—	(61,521)	(18,139)	(50,158)	(68,297)
Others	11,598	(454)	11,144	(16,939)	(14,625)	(31,564)

Totals assets (liabilities) for deferred taxes	178,686	(471)	178,215	140,685	(26,354)	114,331

Schedule of Deferred Taxes by Geographic Area

e.2 Deferred taxes by geographic area:

	As of December 31, 2018				As of December 31, 2017
	Chile	USA	Colombia	Total	Chile	USA	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Deferred tax assets	130,883	20,311	27,492	178,686	125,917	14,768	—	140,685
Deferred tax liabilities	—	—	(471)	(471)	(53)	—	(26,301)	(26,354)

Net by geographic area	130,883	20,311	27,021	178,215	125,864	14,768	(26,301)	114,331

Schedule of Effects of Deferred Taxes on Assets and Liabilities

Effects of deferred taxes on assets and liabilities arising from temporary differences (by geographic area) are as follows:

	As of December 31, 2018				As of December 31, 2017
	Chile	USA	Colombia	Total	Chile	USA	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Allowances for loan losses	99,621	(4,531)	29,318	124,408	93,864	11,615	17,621	123,100
Accrued interest on past due portfolio	7,377	—	—	7,377	6,970	—	—	6,970
Unearned price differences	288	—	—	288	220	—	—	220
Personnel provisions	13,871	139	4,055	18,065	7,829	282	4,439	12,550
Miscellaneous provisions	43,824	3,843	3,366	51,033	28,582	1,221	4,225	34,028
Tax losses	2,460	11,034	49,191	62,685	16,607	9,146	46,166	71,919
Net tax value of amortizable assets	14,739	—	—	14,739	20,683	—	—	20,683
Depreciation of property, plant and equipment	(37,513)	—	(5,068)	(42,581)	(34,308)	—	(11,548)	(45,856)
Lease division and others	9,422	—	9,839	19,261	25,392	—	4,175	29,567
Mark to market of financial instruments	(6,535)	—	(20,148)	(26,683)	(12,259)	—	(26,730)	(38,989)
Itaú-Corpbanca business combination	(16,613)	—	(44,908)	(61,521)	(18,139)	—	(50,158)	(68,297)
Others	(58)	9,826	1,376	11,144	(9,577)	(7,496)	(14,491)	(31,564)

Totals assets (liabilities), net	130,883	20,311	27,021	178,215	125,864	14,768	(26,301)	114,331